State Street Bank and Trust Company

100 Huntington Avenue

CPH-0326

Boston, MA 02116

February 5, 2015

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Mid Cap Equity Portfolio (Advisor and Institutional Shares) Prospectuses and Statement of Additional Information, each dated February 3, 2015, do not differ from those contained in Post-Effective Amendment No. 71, filed electronically on February 3, 2015, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick